Supplemental Disclosures With Respect To Cash Flows - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Right-of-use (ROU) assets acquired through operating leases	$ 12,252,000	$ 16,209,000	$ 57,100,580	$ 10,081,357